PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of September 30, 2025 and March 31, 2025, prepaid expenses and other current assets were comprised of the following:

	As of
	September 30,2025	March 31, 2025
Prepaid insurance expenses(i)	$75,332	$376,678
Deposit	30,008	73,350
Other prepayments	17,500	52,500
	$122,840	$502,528

(i)	The prepaid insurance expenses represented prepaid directors and officers’ insurance.